U.S. Environmental Protection Agency (“EPA”) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for deposits	$ 19,000,000
Restricted cash	2,975,000	$ 4,475,000
Monthly fee	20,000
Accretion expense on liability	$ 1,765,315	1,975,089
Discounted percentage	19.50%
Environment protection agency cost recovery liability, net of discount	$ 10,314,544
Interest payable	154,743
Monthly instalments	100,000
Monthly costs water treatment charges	100,000
Prepaid expense		100,000
EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to EPA		3,000,000
Payment bond	14,000,000	14,000,000
EPA Settlement Agreement Amendment [Member] | Payment Bond One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond	9,999,000	9,999,000
EPA Settlement Agreement Amendment [Member] | Payment Bond Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond	$ 4,001,000	$ 4,001,000